Advances to Vendors, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Advances to Vendors, Net [Abstract]
Allowance for credit losses	$ 4,277,867	$ 3,913,989	$ 1,047,306
Advances to vendor	$ 266,498	$ 258,224